Asset Retirement Obligations ("ARO") (Tables)	12 Months Ended
Dec. 31, 2021
Assets Held For Sale
Summary of changes in ARO

The following table summarizes changes in the Company’s ARO (dollars in thousands):

	December 31, 2021	December 31, 2020
Balance, beginning of period	$4,785	$4,374
Accretion expense	408	374
Changes in estimates	—	37
Balance, end of period	$5,193	$4,785